SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Thousands	Jan. 01, 2022	Jan. 02, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 8,220	$ 7,276
Tax credit, deduction and capital loss carryforward	2,417	2,880
Share-based compensation	478	749
Debt issuance costs	18	1
Accrued expenses and other liabilities	1,256	1,741
Interest limitation and carryforward	7,534	6,194
Operating lease liabilities	1,478	628
Total deferred tax assets	21,401	19,469
Less: valuation allowance	(17,646)	(17,087)
Deferred tax assets, net of valuation allowance	3,755	2,382
Deprecation	1,472	1,521
Basis differences in acquired intangibles	1,618	1,430
Operating lease - Right-of-use assets	1,415	621
Total deferred tax liabilities	4,505	3,572
Deferred tax liability	$ (750)	$ (1,190)